CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 198,989	$ 230,547	$ 182,282
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of land use rights	1,369	1,338	1,246
Depreciation of property, plant and equipment	36,017	33,499	28,043
Non-cash impairment charges on intangible asset			308
Amortization of intangible assets	21,278	19,741	13,115
Inventories write-down	1,633	2,154	2,609
Allowance (recovery) for doubtful accounts	2,002	(940)	9,572
Amortization of bank loan costs	1,205	893
Loss (gain) on disposal of property, plant and equipment	(80)	10	39
Loss (gain) on fair value change of derivative instruments	157	(101)	835
Share-based compensation expenses	19,870	14,683	13,984
Deferred income taxes	15,629	1,016	(27)
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(7,103)	(15,002)	7,308
Inventories	(14,635)	(18,984)	(11,185)
Value added tax receivables	6,753	(2,608)	3,505
Other receivables	3,773	(5,177)	(13,646)
Prepayments and deposits	(1,993)	(3,087)	(1,108)
Other assets	1,050	486	(3,324)
Notes payable	(1,654)	2,023	1,568
Accounts payable	(504)	27,663	5,965
Advances from customers	2,178	3,608	(3,352)
Salaries payable	23,727	17,120	29,597
Other payables and current liabilities	20,256	4,805	42,914
Income taxes payable	(245)	(9,942)	12,701
Other taxes payable	(2,666)	3,515	1,068
Other long-term liabilities	3,448	658	1,649
Net cash provided by operating activities	330,454	307,918	325,666
Cash flows from investing activities:
Acquisition cost of subsidiaries, net of cash received	(11,764)	(109,376)	(34,552)
Purchase of property, plant and equipment and intangible assets	(82,541)	(83,739)	(54,132)
Purchase of land use rights	(1,179)	(2,602)	(660)
Advances for purchase of property, plant and equipment	(23,404)	(22,739)	(10,813)
Proceeds from disposal of property, plant and equipment	981	741	1,766
(Increase) decrease in restricted cash	4,370	(10,966)	(7,246)
(Increase) decrease in restricted investment		14,282	(14,282)
Proceeds from sale of short-term investments	825,839	652,896	144,395
Increase in short-term investments	(805,140)	(863,038)	(257,021)
Net cash used in investing activities	(92,838)	(424,541)	(232,545)
Cash flows from financing activities:
Repayment of bank loans	(214,375)	(35,000)	(2,475)
Proceeds from bank loans, net of costs		371,715	52,000
Dividends paid	(58,711)	(59,070)	(46,401)
Proceeds from exercise of options	3,324	16,091	24,593
Repurchase of ordinary American depositary shares	(68,080)	(42,369)
Cash contribution from a non-controlling interest	655		506
Cash paid to acquire non-controlling interests	(5,810)
Net cash provided by (used in) financing activities	(342,997)	251,367	28,223
Net increase (decrease) in cash and cash equivalents	(105,381)	134,744	121,344
Cash and cash equivalents, beginning of year	385,224	247,859	124,311
Effect of exchange rate changes on cash and cash equivalents	(3,245)	2,621	2,204
Cash and cash equivalents, end of year	276,598	385,224	247,859
Supplemental disclosure for cash flows information:
Income taxes paid, net of tax benefits received	21,083	24,152	27,372
Interest paid	6,068	5,528	3,619
Supplemental disclosure for non-cash activities:
Capital expenditures incurred but not yet paid	38,422	11,710	11,093
Purchase consideration payable	$ 17,173	$ 20,457	$ 20,354